Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies [Abstract]
Notice period for cancellation of rental contract	12 months
Contractual capital commitments	SFr 47,568	SFr 52,488
Within 1 Year
Commitments and contingencies [Abstract]
Contractual capital commitments other than for leases	21,400
Contractual capital commitments	21,746	23,336
1-3 years
Commitments and contingencies [Abstract]
Contractual capital commitments	16,920	18,516
3-5 years
Commitments and contingencies [Abstract]
Contractual capital commitments	7,632	9,229
More Than 5 Years [Member]
Commitments and contingencies [Abstract]
Contractual capital commitments	SFr 1,270	SFr 1,407